Fees Summary	Feb. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 997,235,000
Previously Paid Amount	0
Total Fee Amount	152,676.68
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 152,676.68
Narrative - Max Aggregate Offering Price	$ 997,235,000
Final Prospectus	true